Annual Fund Operating Expenses - Fortuna Hedged Bitcoin Fund - Fortuna Hedged Bitcoin Fund Class	Jan. 05, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	1.75%

[1]	Estimated for the current fiscal year.